Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables, Other Receivables and Prepayments [Abstract]
Trade receivables	$ 11,860,798	$ 24,763,795
Bad debt provision for trade receivables	(1,359,255)	(1,280,330)
Trade receivables, net	$ 10,501,543	$ 23,483,465